STATEMENTS OF ASSETS AND LIABILITIES (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
US Government securities, at fair value (amortized)		$ 6,400,000
Due from brokers	13,552,648	17,505,597
Futures contracts purchased	30,068
Unrealized appreciation on open forward contracts	182,189	134,988
Futures contracts sold	155,131	378,483
Cash	9,250,263	5,304,787
Total assets	23,170,299	29,723,855
LIABILITIES
Unrealized depreciation on open forward contracts	101,789	95,397
Futures contracts purchased	89,610	2,237,362
Subscriptions received in advance	84,515	914,000
Redemptions payable	444,547	904,938
Management fee payable	42,929	107,656
Fees payable	40,220	105,056
Total liabilities	803,610	4,364,409
NET ASSETS	22,366,689	25,359,446
SUPERFUND GOLD, L.P.- SERIES A
ASSETS
US Government securities, at fair value (amortized)		3,700,000
Due from brokers	8,151,334	10,182,255
Unrealized appreciation on open forward contracts	111,557	69,300
Futures contracts sold	85,248	189,971
Cash	7,542,936	4,325,976
Total assets	15,891,075	18,467,502
LIABILITIES
Unrealized depreciation on open forward contracts	60,610	51,238
Futures contracts purchased	89,610	1,411,823
Subscriptions received in advance	78,764	336,000
Redemptions payable	280,745	711,068
Management fee payable	29,368	67,674
Fees payable	29,552	70,546
Total liabilities	568,649	2,648,349
NET ASSETS	15,322,426	15,819,153
Series A-1
LIABILITIES
NET ASSETS	11,986,641	12,507,057
Number of Units outstanding	8,423.300	8,359.510
Net asset value per unit	$ 1,423.03	$ 1,496.15
Series A-2
LIABILITIES
NET ASSETS	3,335,785	3,312,096
Number of Units outstanding	2,114.666	2,037.421
Net asset value per unit	$ 1,577.45	$ 1,625.63
SUPERFUND GOLD, L.P.- SERIES B
ASSETS
US Government securities, at fair value (amortized)		2,700,000
Due from brokers	5,401,314	7,323,342
Futures contracts purchased	30,068
Unrealized appreciation on open forward contracts	70,632	65,688
Futures contracts sold	69,883	188,512
Cash	1,707,327	978,811
Total assets	7,279,224	11,256,353
LIABILITIES
Unrealized depreciation on open forward contracts	41,179	44,159
Futures contracts purchased		825,539
Subscriptions received in advance	5,751	578,000
Redemptions payable	163,802	193,870
Management fee payable	13,561	39,982
Fees payable	10,668	34,510
Total liabilities	234,961	1,716,060
NET ASSETS	7,044,263	9,540,293
Series B-1
LIABILITIES
NET ASSETS	3,618,576	5,617,352
Number of Units outstanding	3,258.284	4,524.265
Net asset value per unit	$ 1,110.58	$ 1,241.61
Series B-2
LIABILITIES
NET ASSETS	$ 3,425,687	$ 3,922,941
Number of Units outstanding	2,885.689	3,015.557
Net asset value per unit	$ 1,187.13	$ 1,300.90